Note 12 - Sale of Subsidiary - Discontinued Operations (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Statement Line Items [Line Items]
Exploration and evaluation costs	$ 0	$ 0	$ (12,263)
Foreign exchange gain (loss)		15,916	133,041
Gain on sale of subsidiary		261,360
Net income for the year from discontinued operations		277,276	120,778
Net income (loss) for the year from discontinued operations, net of tax		277,276	120,778
Foreign exchange gain (loss)		(15,916)	(133,041)
Gain on sale of subsidiary		(261,360)
Accounts payable and accrued liabilities			50,870
Operating cash flows from discontinued operations			$ 38,607